Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Securitisations [member] - CAD ($)
$ in Millions
		Jan. 31, 2024	Oct. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of associated liabilities	[1]	$ 19,320	$ 20,222
Residential mortgage loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1]	12,125	13,508
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1],[2]	$ 7,938	$ 8,600

[1]	The fair value of the transferred assets is $19,658 (October 31, 2023 – $20,264) and the fair value of the associated liabilities is $18,692 (October 31, 2023 – $19,265) for a net position of $966 (October 31, 2023 – $999).
[2]	These include cash held in trust and trust permitted investment assets, including repurchase style transactions of mortgage-backed securities, acquired as part of the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.